Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Trade and Other Receivables
	December 31,
	2021	2020
	$	$
Trade accounts receivable (net of expected credit losses of $55 (2020 - $55))	877	1,190
Value added tax	372	468
Other receivables	65	23
	1,314	1,681